Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
Recent Accounting Pronouncements
Recent Accounting Pronouncements

B. Recent Accounting Pronouncements

Adoption of Recent Accounting Guidance:

  Presentation of Comprehensive Income

        In February 2013, the FASB issued guidance on the presentation requirements for items reclassified out of Accumulated other comprehensive income. We are required to disclose the effect of significant items reclassified out of Accumulated other comprehensive income on the respective line items of net income or provide a cross-reference to other disclosures currently required under GAAP.

        We adopted the guidance on January 1, 2013, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows. However, due to this adoption, we have included additional disclosures for items reclassified out of AOCI in Note Q—Accumulated Other Comprehensive (Loss) Income.

  Disclosures about Offsetting Assets and Liabilities

        In February 2013, the FASB issued an accounting guidance update that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to financial instruments and derivative instruments that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement. This guidance was effective January 1, 2013, and required retrospective application. The adoption of this guidance had no effect on our consolidated financial statements, results of operations or cash flows, and we did not include additional disclosures because all of our derivatives were in liability positions.